Employee Retirement Benefits	12 Months Ended
Dec. 31, 2024
Employee Retirement Benefits [Abstract]
Employee retirement benefits

20. Employee retirement benefits

The employees of the Group in the PRC are members of a state-managed pension obligations operated by the PRC Government. The Group is required to contribute a specified percentage of payroll costs as determined by respective local government authority to the pension obligations to fund the benefits. The only obligation of the Group with respect to the retirement benefits scheme is to make the specified contributions under the scheme.